Cover	12 Months Ended
Jan. 02, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BJ’S RESTAURANTS, INC.
Entity Central Index Key	0001013488